SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION OF

WELLS FARGO SMALL, MID, ALL CAP STOCK FUNDS

forthe Wells Fargo Opportunity Fund

Wells Fargo Common Stock Fund
(each, a "Fund" and together, the "Funds")

Effective immediately Christopher G. Miller, CFA is added as a portfolio manager to the Funds.

I.Prospectus
  In the section entitled "Fund Summary – Fund Management" for the Fund, the Fund Management table is deleted and replaced with the following::

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Ann M. Miletti, Portfolio Manager / 2001 Christopher G. Miller, CFA, Portfolio Manager / 2017

In addition, the section entitled "The Sub-Advisers and Portfolio Managers" is supplemented with the following:

Christopher G. Miller, CFA Mr. Miller joined Wells Capital Management or one of its predecessor firms in 2002, where he currently serves as an associate portfolio manager on the PMV Equity team at Wells Capital Management.

II. Statement of Additional Information
In the Statement of Additional Information, in the section entitled "Portfolio Managers - Management of Other Accounts and Beneficial Ownership”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Christopher G. Miller, CFA[1]	Registered Investment Companies
	Number of Accounts	4
	Total Assets Managed	$329 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$11 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	11
	Total Assets Managed	$978 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Portfolio Manager	Fund	Beneficial Ownership
Christopher G. Miller, CFA[1]	Common Stock Fund	$0
	Opportunity Fund	$0

1 Mr. Miller became the portfolio manager of the Fund on March 1, 2017. The information presented in this table is as of January 31, 2017, at which time Mr. Miller was not a portfolio manager of the Fund.

March 1, 2017                                                                                                                 SCR037/P201ASP